OPERATING LEASES AS LESSOR (Details) - Beijing Hollysys [Member] $ in Thousands	Jun. 30, 2016 USD ($)
Operating Leases Future Minimum Payments Receivable [Line Items]
2017	$ 1,464
2018	1,508
2019	1,553
2020	1,600
2021	1,648
Total minimum lease payments to be received in the next five years	$ 7,773